International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income	$ 412,293	$ 409,167	$ 411,768
Adjustments to reconcile net income to net cash provided by operating activities:
Credit loss expense	15,092	31,802	34,576
Unrealized (gain) loss on equity securities with readily determinable fair values	(180)	24	(59)
Increase in accrued interest receivable	(255)	(6,873)	(19,515)
Stock compensation expense	104	214	330
Increase (decrease) in other liabilities	(4,258)	41,015	10,757
Net cash provided by operating activities	491,057	473,948	474,432
Investing activities:
Net increase in loans	(664,746)	(812,477)	(632,976)
Net cash used in investing activities	(591,693)	(985,063)	(1,067,206)
Financing activities:
Redemption of long-term debt			(25,774)
Proceeds from stock transactions	1,466	3,758	1,167
Payments of cash dividends - common	(87,062)	(82,078)	(78,247)
Purchase of treasury stock	(4,608)	(963)	(4,611)
Net cash provided by (used in) financing activities	284,471	212,709	(843,892)
Increase (decrease) in cash and cash equivalents	183,835	(298,406)	(1,436,666)
Cash and cash equivalents at beginning of period	352,652	651,058	2,087,724
Cash and cash equivalents at end of period	536,487	352,652	651,058
Non-cash investing activities:
Net transfers from loans to other investments		25,551
Parent Company | Reportable legal entities
Operating activities:
Net income	412,293	409,167	411,768
Adjustments to reconcile net income to net cash provided by operating activities:
Credit loss expense		625	500
Unrealized (gain) loss on equity securities with readily determinable fair values	(11)	(27)	(14)
Increase in accrued interest receivable	(2,221)	(5,948)	(2,630)
Stock compensation expense	104	214	330
Increase (decrease) in other liabilities	12,664	(1,251)	4,911
Equity in undistributed net income of subsidiaries	(253,766)	(287,668)	(240,654)
Net cash provided by operating activities	169,063	115,112	174,211
Investing activities:
Net increase in loans	(25,703)	(24,528)	(20,170)
Increase in other assets and other investments	(46,732)	(50,627)	(30,655)
Net cash used in investing activities	(72,435)	(75,155)	(50,825)
Financing activities:
Redemption of long-term debt			(25,774)
Proceeds from stock transactions	1,466	3,758	1,167
Payments of cash dividends - common	(87,061)	(82,078)	(78,247)
Purchase of treasury stock	(4,606)	(963)	(4,611)
Net cash provided by (used in) financing activities	(90,201)	(79,283)	(107,465)
Increase (decrease) in cash and cash equivalents	6,427	(39,326)	15,921
Cash and cash equivalents at beginning of period	65,858	105,184	89,263
Cash and cash equivalents at end of period	$ 72,285	65,858	$ 105,184
Non-cash investing activities:
Net transfers from loans to other investments		$ 25,551